Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity securities
Amortized cost	$ 0	$ 724,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(488,000)
Fair value	0	236,000
Available-for-sale
Amortized cost	1,995,050,000	2,209,078,000
Gross unrealized gains	1,382,000	14,000
Gross unrealized losses	(165,303,000)	(220,227,000)
Available-for-sale investments	1,831,129,000	1,988,865,000
Held-to-maturity
Amortized cost	3,461,097,000	3,738,080,000
Gross unrealized gains	0	0
Gross unrealized losses	(484,388,000)	(540,572,000)
Held-to-maturity, fair value	2,976,709,000	3,197,508,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Equity securities
Amortized cost	0	724,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(488,000)
Fair value	0	236,000
US government and federal agencies
Available-for-sale
Amortized cost	1,721,278,000	1,919,285,000
Gross unrealized gains	1,382,000	14,000
Gross unrealized losses	(158,875,000)	(206,523,000)
Available-for-sale investments	1,563,785,000	1,712,776,000
Held-to-maturity
Amortized cost	3,461,097,000	3,738,080,000
Gross unrealized gains	0	0
Gross unrealized losses	(484,388,000)	(540,572,000)
Held-to-maturity, fair value	2,976,709,000	3,197,508,000
Non-US governments debt securities
Available-for-sale
Amortized cost	254,532,000	262,892,000
Gross unrealized gains	0	0
Gross unrealized losses	(4,355,000)	(11,429,000)
Available-for-sale investments	250,177,000	251,463,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	40,000	5,640,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(14,000)
Available-for-sale investments	40,000	5,626,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	19,200,000	21,261,000
Gross unrealized gains	0	0
Gross unrealized losses	(2,073,000)	(2,261,000)
Available-for-sale investments	$ 17,127,000	$ 19,000,000